Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On November 25, 2016, the Company held a closing of a private placement offering (the “Second 2016 Offering”) in which we sold 322,000 shares of our Common Stock at a fixed purchase price of $5.00 per share (the “Second 2016 Offering Price”), for aggregate gross proceeds of $1,610,000 (before deducting expenses of the Second 2016 Offering). We did not engage or pay any placement agents or brokers in connection with the Second 2016 Offering.

Investors in the Second 2016 Offering were given anti-dilution protection with respect to the shares of Common Stock purchased in the Second 2016 Offering for the period from November 25, 2016 until 90 days after the date on which the registration statement that we are required to file under a Registration Rights Agreement with the investors is declared effective by the SEC. We have not yet filed such registration statement with the SEC. Pursuant to the anti-dilution rights, if we issue additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under the Company’s 2016 Stock Incentive Plan and certain issuances of securities in connection with credit arrangements, equipment financings, lease arrangements or similar transactions) for a consideration per share less than the Second 2016 Offering Price (as adjusted for any subsequent stock dividend, stock split, distribution, recapitalization, reclassification, reorganization or similar event) (the “Lower Price”), each investor in the Second 2016 Offering will be entitled to receive from the Company additional shares of Common Stock in an amount such that, when added to the number of shares of Common Stock initially purchased by such investor, will equal the number of shares of Common Stock that such investor’s offering subscription amount would have purchased at the Lower Price.

On December 15, 2016, the Company’s stockholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware, pursuant to a plan of conversion.  On the same day, the Company filed Articles of Conversion with the Secretary of State in the State of Nevada and a Certificate of Conversion and Certificate of Incorporation with the Secretary of State in the State of Delaware.  As a result, on December 15, 2016, the Company converted into a Delaware corporation. In connection with the reincorporation, the number of shares of capital stock the Company is authorized to issue was reduced from 300 million shares of Common Stock and 10 million shares of preferred stock to 45 million shares of Common Stock and 5 million shares of preferred stock.

Note 15. Subsequent Events

Issuance of Restricted Stock

Restricted Stock Awards were executed by two non-executive employees in the amounts of (1) 8,000 common shares on August 9, 2016 and (2) 20,000 common shares on July 6, 2016. Both Restricted Stock Awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance. The shares were issued to the following groups of individuals:

On August 11, 2016 the Board of Directors approved the issuance of 40,000 common shares to consultants. The shares have a grant date fair value of $147,600 and vest immediately.

On August 11, 2016, the Board of Directors approved the issuance of the following Restricted Stock Awards for a total of 383,000 common shares. These restricted stock awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance. The shares were issued to the following groups of individuals:

a)	Four Board Members, including two Co-Chairmen, received 22,000 common shares each
b)	Nine non-executive employees received 172,000 common shares
c)	CEO received 36,000 common shares
d)	CFO received grant for 30,000 common shares
e)	Vice President of Business Development and Vice President of Operations received 20,000 common shares each
f)	One contractor received 10,000 common shares, and
g)	One contractor who is a related party received 7,000 common shares